Share - Based Compensation 4 (Details) (Performance shares [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2013
Performance shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning Balance, Shares	62
Granted, shares	29
Forfeitures	(1)
Vested, Shares	0
Ending Balance, Shares	90
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning Balance, Weighted-Average Grant-Date Fair Value	$ 28.80
Granted, Weighted-Average Grant-Date Fair Value	$ 33.76
Forfeitures, Weighted Average Grant Date Fair Value	$ 25.07
Vested, Weighted-Average Grant- Date Fair Value	$ 0.00
Ending Balance, Weighted-Average Grant-Date Fair Value	$ 30.45